Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 2,839	$ 2,808
Accumulated amortization	(2,473)	(2,340)
Present Value Of Future Profits
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,966	1,972
Accumulated amortization	(1,849)	(1,807)
Capitalized Software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	658	597
Accumulated amortization	(479)	(418)
Deferred Sales Inducements To Contractholders
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	137	151
Accumulated amortization	(99)	(70)
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	78	88
Accumulated amortization	$ (46)	$ (45)